Additional Financial Information of Parent Company - Schedule I Condensed Statements of Operations and Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statements of Operations and Comprehensive Income
Revenues	¥ 103,234,121	$ 14,967,540	¥ 359,054,139	¥ 388,171,743
Cost of revenues	(45,383,978)	(6,580,058)	(156,114,484)	(205,634,704)
Selling expenses	(7,746,679)	(1,123,163)	(90,062,565)	(84,903,304)
General and administrative expenses	(156,701,338)	(22,719,558)	(119,449,923)	(153,650,898)
Income (loss) before taxes and gain from equity in affiliates	49,805,823	7,221,164	(288,403,498)	(34,215,163)
Income (loss) from equity in subsidiaries and VIEs	(31,546,640)	(4,573,833)	(3,888,959)	(1,612,759)
Net income (loss)	16,104,062	2,334,868	(294,637,791)	(36,624,446)
Other comprehensive loss (income)	19,059,483	2,763,365	(4,707,094)	(16,091,629)
Parent Company
Condensed Statements of Operations and Comprehensive Income
Revenues				2,058,504
Cost of revenues			(261,642)
Selling expenses			(166,959)	(243,758)
General and administrative expenses	(4,466,272)	(647,549)	(8,232,681)	(15,979,061)
Other income (loss)			1,286,845	1,321,148
Income (loss) before taxes and gain from equity in affiliates	(9,552,549)	(1,384,990)	(7,374,437)	(12,843,167)
Income (loss) from equity in subsidiaries and VIEs	24,377,678	3,534,431	(260,487,285)	(18,524,481)
Net income (loss)	19,911,406	2,886,881	(267,861,722)	(31,367,648)
Other comprehensive loss (income)	19,059,483	2,763,365	(4,761,513)	(16,212,483)
Comprehensive income (loss) attributable to ordinary shareholders	¥ 38,970,889	$ 5,650,246	¥ (272,623,235)	¥ (47,580,131)